UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Black Horse Capital Management LLC
Address:          338 S. Sharon Amity Road, #202
                  Charlotte, North Carolina 28211


Form 13F File Number: 028-13532

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dale Chappell
Title:            Managing Member
Phone:            646-415-8246

Signature, Place, and Date of Signing:

/s/ Dale Chappell            Charlotte, North Carolina     August 16, 2010
--------------------------   ------------------------      ---------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $115,170 (thousands)


List of Other Included Managers:

None.


FORM 13F INFORMATION TABLE                       Name of Reporting Manager:            Black Horse Capital Management LLC
For Quarter Ended: 6/30/2010

                                                                                                                 VOTING AUTHORITY
                               TITLE OF                        VALUE   SHARES/    SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 CLASS             CUSIP        (x$1000) PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
ATLANTIC TELE NETWORK INC      COM NEW           049079 20 5  14,483     350,690  SH          SOLE                350,690
BANK OF AMERICA CORPORATION    COM               060505 10 4   1,181      82,154  SH          SOLE                 82,154
BUILD A BEAR WORKSHOP          COM               120076 10 4     688     101,462  SH          SOLE                101,462
BUILDERS FIRSTSOURCE INC       COM               12008R 10 7     225      93,831  SH          SOLE                 93,831
CLEARWATER PAPER CORP          COM               18538R 10 3   2,293      41,874  SH          SOLE                 41,874
COHEN & CO INC                 COM               19248U 10 5     129      25,875  SH          SOLE                 25,875
CONSUMER PORTFOLIO SVCS INC    COM               210502 10 0      88      64,563  SH          SOLE                 64,563
COVANTA HLDG CORP              COM               22282E 10 2   2,450     147,655  SH          SOLE                147,655
CPEX PHARMACEUTICALS INC       COM               12620N 10 4   3,209     121,107  SH          SOLE                121,107
DG FASTCHANNEL INC             COM               23326R 10 9   3,182      97,665  SH          SOLE                 97,665
GRAVITY CO LTD                 SPONSORED ADR     38911N 10 7     342     237,494  SH          SOLE                237,494
LODGENET INTERACTIVE CORP      COM               540211 10 9   8,081   2,178,147  SH          SOLE              2,178,147
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   1,668      32,100  SH          SOLE                 32,100
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   5,716     110,000  SH   CALL   SOLE                110,000
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0   1,143      22,000  SH   CALL   SOLE                 22,000
MAXYGEN INC                    COM               577776 10 7     145      26,300  SH          SOLE                 26,300
MEDIACOM COMMUNICATIONS CORP   CL A              58446K 10 5   1,002     149,176  SH          SOLE                149,176
MEDQUIST INC                   COM               584949 10 1   9,099   1,150,295  SH          SOLE              1,150,295
NAUTILUS INC                   COM               63910B 10 2     147      97,025  SH          SOLE                 97,025
NEWCASTLE INVT CORP            COM               65105M 10 8     489     182,439  SH          SOLE                182,439
PILGRIMS PRIDE CORP NEW        COM               72147K 10 8   7,439   1,132,233  SH          SOLE              1,132,233
QLT INC                        COM               746927 10 2  13,667   2,376,791  SH          SOLE              2,376,791
QUESTCOR PHARMACEUTICALS INC   COM               74835Y 10 1   9,327     913,499  SH          SOLE                913,499
RADIOSHACK CORP                COM               750438 10 3     977      50,100  SH          SOLE                 50,100
SERACARE LIFE SCIENCES INC D   COM               81747T 10 4   3,861   1,010,610  SH          SOLE              1,010,610
SPDR GOLD TRUST                GOLD SHS          78463V 10 7  18,398     151,200  SH   CALL   SOLE                151,200
VMWARE INC                     CL A COM          928563 40 2   5,634      90,021  SH          SOLE                 90,021
VONAGE HLDGS CORP              COM               92886T 20 1     105      45,821  SH          SOLE                 45,821
